Note 12 - Common Shares and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Equity [Text Block]

12. Common shares and Additional paid-in capital

On May 23, 2022, the Company announced that its Board of Directors has approved a share repurchase program (“the Share Repurchase Program”) for up to a total of $20 million of the Company's common stock. The Board would review the program after a period of 12 months. In May 2023 the Board extended the duration of the program for an additional period of 12 months. The Board will review again the program after a period of 12 months or when the original $20 million are used. To date, about $8.2 million has been used to repurchase 400,710 shares of the Company (see Note 14). Share repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of purchases under the program will be determined by management based upon market conditions and other factors. The program does not require the Company to purchase any specific number or amount of shares and may be suspended or reinstated at any time at the Company's discretion and without notice.

During the six months ended  June 30, 2022, the Company repurchased 14,602 common shares under the Share Repurchase Program in open market transactions for an aggregate consideration of approximately $0.35 million. The repurchased shares were cancelled and removed from the Company’s share capital.

During the six months ended June 30, 2023, the Company repurchased 120,454 common shares under the Share Repurchase Program in open market transactions for an aggregate consideration of approximately $2.2 million. The repurchased shares were cancelled and removed from the Company’s share capital.

Pursuant to the reinstitution of the Company’s common stock dividend plan in May 2022, the Company declared a cash dividend of $0.50 per common share in each of February and May 2023, totalling $7.03 million for the six-month period ended June 30, 2023, $6.95 million of which was paid within the six-month period ended June 30, 2023 and $0.08 million of which was accrued, relating to dividends of unvested restricted shares.